Restructuring and Related Activities (Details)	3 Months Ended			12 Months Ended
	Feb. 24, 2023 USD ($) salaryEmployee	Nov. 25, 2022 USD ($) salaryEmployee	Feb. 25, 2022 USD ($)	Feb. 24, 2023 USD ($)	Feb. 25, 2022 USD ($) salaryEmployee	Feb. 25, 2022 USD ($)	Feb. 25, 2022 USD ($) hourlyEmployee	Feb. 26, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 4,000,000.0		$ 0	$ 4,000,000.0	$ 0	$ 0	$ 0	$ 400,000
Payments for Restructuring				(14,700,000)		(400,000)
Restructuring and Related Cost, Number of Positions Eliminated	23	130			300		210
Restructuring Costs and Asset Impairment Charges	$ 4,400,000	$ 10,900,000	4,700,000
Restructuring and Related Cost, Incurred Cost	3,600,000			3,600,000				28,600,000
Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	18,700,000			18,700,000
Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	4,000,000.0		0	4,000,000.0	$ 0	0	$ 0	400,000
Payments for Restructuring				(12,300,000)		(400,000)
Restructuring and Related Cost, Incurred Cost			1,800,000		1,800,000	1,800,000	1,800,000
Workforce Reductions | Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	16,300,000			16,300,000
Business Exit and Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0		0	0	0	0	0	$ 0
Payments for Restructuring				(2,400,000)		0
Restructuring and Related Cost, Incurred Cost			2,400,000		$ 2,400,000	$ 2,400,000	$ 2,400,000
Business Exit and Related Costs | Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 2,400,000			$ 2,400,000
ROU Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges			$ 500,000